Davis Equity Portfolio
Davis Financial Portfolio
Davis Real Estate Portfolio
(portfolios of Davis Variable Account Fund, Inc.)
March 31, 2026
The Equity Specialists

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS EQUITY PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (97.69%)
COMMUNICATION SERVICES – (12.54%)
Media & Entertainment – (12.54%)
Alphabet Inc., Class A	20,250	$5,823,090
Angi Inc., Class A *	8,910	61,034
IAC Inc. *	16,010	640,880
Meta Platforms, Inc., Class A	10,080	5,767,071
Pinterest, Inc., Class A *	62,630	1,148,634
Total Communication Services		13,440,709
CONSUMER DISCRETIONARY – (11.40%)
Consumer Discretionary Distribution & Retail – (5.24%)
Amazon.com, Inc. *	17,630	3,671,800
Naspers Ltd. - N (South Africa)	5,750	297,430
Prosus N.V., Class N (Netherlands)	35,565	1,646,501
		5,615,731
Consumer Services – (6.16%)
MGM Resorts International *	113,851	4,213,626
Restaurant Brands International Inc. (Canada)	16,870	1,246,693
Trip.com Group Ltd., ADR (China) *	23,050	1,147,659
		6,607,978
Total Consumer Discretionary		12,223,709
CONSUMER STAPLES – (6.02%)
Food, Beverage & Tobacco – (6.02%)
JBS N.V., Class A (Brazil)	158,450	2,845,762
Tyson Foods, Inc., Class A	56,380	3,612,267
Total Consumer Staples		6,458,029
ENERGY – (8.47%)
ConocoPhillips	9,390	1,239,480
Coterra Energy Inc.	155,700	5,471,298
Tourmaline Oil Corp. (Canada)	49,640	2,375,840
Total Energy		9,086,618
FINANCIALS – (28.78%)
Banks – (10.65%)
Danske Bank A/S (Denmark)	68,580	3,379,798
U.S. Bancorp	99,410	5,170,314
Wells Fargo & Co.	36,054	2,870,259
		11,420,371
Financial Services – (11.31%)
Consumer Finance – (6.62%)
Capital One Financial Corp.	38,910	7,098,351
Financial Services – (4.69%)
Berkshire Hathaway Inc., Class A *	7	5,026,980
		12,125,331
Insurance – (6.82%)
Life & Health Insurance – (2.85%)
AIA Group Ltd. (Hong Kong)	136,200	1,513,362
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	201,000	1,545,531
		3,058,893
Property & Casualty Insurance – (3.97%)
Chubb Ltd.	5,030	1,639,428
Markel Group Inc. *	1,369	2,620,362
		4,259,790
		7,318,683
Total Financials		30,864,385
HEALTH CARE – (14.69%)
Health Care Equipment & Services – (10.15%)
Cigna Group	10,437	2,784,070
CVS Health Corp.	50,980	3,661,383
Quest Diagnostics Inc.	5,690	1,115,126
	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Solventum Corp. *	24,830	$1,621,399
UnitedHealth Group Inc.	6,300	1,704,717
		10,886,695
Pharmaceuticals, Biotechnology & Life Sciences – (4.54%)
Viatris Inc.	359,760	4,860,358
Total Health Care		15,747,053
INDUSTRIALS – (2.69%)
Capital Goods – (2.31%)
AGCO Corp.	10,480	1,214,318
Orascom Construction PLC (United Arab Emirates)	13,155	114,016
Owens Corning	10,620	1,149,296
		2,477,630
Transportation – (0.38%)
DiDi Global Inc., Class A, ADS (China) *	99,230	407,835
Total Industrials		2,885,465
INFORMATION TECHNOLOGY – (8.68%)
Semiconductors & Semiconductor Equipment – (4.95%)
Applied Materials, Inc.	6,550	2,238,725
Texas Instruments Inc.	15,810	3,069,353
		5,308,078
Technology Hardware & Equipment – (3.73%)
Samsung Electronics Co., Ltd. (South Korea)	34,230	4,003,585
Total Information Technology		9,311,663
MATERIALS – (4.42%)
LyondellBasell Industries N.V.	29,170	2,349,935
Teck Resources Ltd., Class B (Canada)	46,120	2,386,710
Total Materials		4,736,645
TOTAL COMMON STOCK – (Identified cost $59,070,210)		104,754,276

	Principal	Value
SHORT-TERM INVESTMENTS – (1.98%)
Brean Capital LLC Joint Repurchase Agreement, 3.68%, 04/01/26 (a)	$291,000	$291,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.63%, 04/01/26 (b)	582,000	582,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.68%, 04/01/26 (c)	1,250,000	1,250,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,123,000)		2,123,000
Total Investments – (99.67%) – (Identified cost $61,193,210)		106,877,276
Other Assets Less Liabilities – (0.33%)		357,030
Net Assets – (100.00%)		$107,234,306

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 03/31/26, repurchase value of $291,030 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.50%-6.575%, 09/25/33-02/20/76, total fair value $296,820).
(b)	Dated 03/31/26, repurchase value of $582,059 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.50%, 09/01/54, total fair value $593,640).

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS EQUITY PORTFOLIO
Schedule of Investments - (Continued)
March 31, 2026 (Unaudited)
(c)
Dated 03/31/26, repurchase value of $1,250,128 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 04/15/26-04/01/56, total fair value $1,275,000).

Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS FINANCIAL PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (98.19%)
CONSUMER DISCRETIONARY – (2.40%)
Consumer Discretionary Distribution & Retail – (2.40%)
Prosus N.V., Class N (Netherlands)	29,379	$1,360,117
Total Consumer Discretionary		1,360,117
FINANCIALS – (95.79%)
Banks – (43.25%)
Bank of America Corp.	26,990	1,315,762
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	16,060	842,829
Danske Bank A/S (Denmark)	33,620	1,656,880
DBS Group Holdings Ltd. (Singapore)	40,040	1,781,785
DNB Bank ASA (Norway)	36,630	1,146,103
Fifth Third Bancorp	68,110	3,164,391
JPMorgan Chase & Co.	13,940	4,100,590
Metro Bank Holdings PLC (United Kingdom) *	191,952	299,911
PNC Financial Services Group, Inc.	11,610	2,415,925
U.S. Bancorp	54,400	2,829,344
Wells Fargo & Co.	61,930	4,930,247
		24,483,767
Financial Services – (32.89%)
Capital Markets – (7.37%)
Bank of New York Mellon Corp.	9,160	1,086,651
Charles Schwab Corp.	6,720	631,545
Julius Baer Group Ltd. (Switzerland)	33,359	2,453,688
		4,171,884
Consumer Finance – (12.16%)
American Express Co.	5,040	1,524,499
Capital One Financial Corp.	29,360	5,356,145
		6,880,644
Financial Services – (13.36%)
Berkshire Hathaway Inc., Class A *	3	2,154,420
Chime Financial, Inc., Class A *	63,000	1,179,990
Exor N.V. (Netherlands)	23,010	1,761,363
Fiserv, Inc. *	14,720	821,376
Rocket Companies, Inc., Class A *	115,650	1,648,013
		7,565,162
		18,617,690
Insurance – (19.65%)
Life & Health Insurance – (0.82%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	60,500	465,197
Property & Casualty Insurance – (13.01%)
Chubb Ltd.	8,566	2,791,916
Loews Corp.	15,670	1,672,616
Markel Group Inc. *	1,515	2,899,816
		7,364,348
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (5.82%)
Everest Group, Ltd.	4,070	$1,330,279
RenaissanceRe Holdings Ltd.	6,620	1,967,663
		3,297,942
		11,127,487
Total Financials		54,228,944
TOTAL COMMON STOCK – (Identified cost $24,933,733)		55,589,061

	Principal	Value
SHORT-TERM INVESTMENTS – (1.33%)
Brean Capital LLC Joint Repurchase Agreement, 3.68%, 04/01/26 (a)	$103,000	$103,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.63%, 04/01/26 (b)	206,000	206,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.68%, 04/01/26 (c)	443,000	443,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $752,000)		752,000
Total Investments – (99.52%) – (Identified cost $25,685,733)		56,341,061
Other Assets Less Liabilities – (0.48%)		272,015
Net Assets – (100.00%)		$56,613,076

*	Non-income producing security.
(a)	Dated 03/31/26, repurchase value of $103,011 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.50%-6.575%, 09/25/33-02/20/76, total fair value $105,060).
(b)	Dated 03/31/26, repurchase value of $206,021 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-5.00%, 04/15/30-03/01/56, total fair value $210,120).
(c)	Dated 03/31/26, repurchase value of $443,045 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 04/15/26-04/01/56, total fair value $451,860).
Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS VARIABLE ACCOUNT FUND, INC.
DAVIS REAL ESTATE PORTFOLIO
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCK – (98.77%)
REAL ESTATE – (98.77%)
Equity Real Estate Investment Trusts (REITs) – (93.99%)
Health Care REITs – (10.57%)
Alexandria Real Estate Equities, Inc.	3,580	$166,184
Community Healthcare Trust Inc.	6,990	111,071
Healthpeak Properties, Inc.	13,280	218,190
Janus Living, Inc. *	204	4,808
Ventas, Inc.	2,270	185,641
		685,894
Hotel & Resort REITs – (1.81%)
Sunstone Hotel Investors, Inc.	13,040	117,490
Industrial REITs – (12.95%)
EastGroup Properties, Inc.	1,090	201,748
Prologis, Inc.	3,187	421,258
Rexford Industrial Realty, Inc.	2,800	91,644
Terreno Realty Corp.	2,050	125,911
		840,561
Office REITs – (16.91%)
BXP, Inc.	4,990	258,981
COPT Defense Properties	6,000	183,600
Cousins Properties Inc.	12,225	275,918
Derwent London plc (United Kingdom)	5,840	122,029
Douglas Emmett, Inc.	6,570	61,890
Great Portland Estates plc (United Kingdom)	39,886	149,880
Hudson Pacific Properties, Inc. *	7,618	45,022
		1,097,320
Residential REITs – (16.90%)
American Homes 4 Rent, Class A	6,050	168,916
AvalonBay Communities, Inc.	1,650	269,528
Camden Property Trust	1,980	193,367
Equity Residential	2,440	144,326
Essex Property Trust, Inc.	340	82,280
Mid-America Apartment Communities, Inc.	1,000	122,120
Sun Communities, Inc.	920	115,883
		1,096,420
Retail REITs – (11.08%)
Brixmor Property Group Inc.	12,400	357,120
Regency Centers Corp.	2,860	216,388
Simon Property Group, Inc.	780	145,493
		719,001
Specialized REITs – (23.77%)
American Tower Corp.	1,570	270,950
Crown Castle Inc.	990	80,497
CubeSmart	1,890	69,268
Digital Realty Trust, Inc.	1,565	282,029
Equinix, Inc.	368	360,728
Extra Space Storage Inc.	791	103,724
Fermi Inc. *	12,960	75,686
Public Storage	720	195,034
VICI Properties Inc.	3,830	104,636
		1,542,552
		6,099,238
	Shares	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Real Estate Management & Development – (4.78%)
Real Estate Management & Development – (4.78%)
CBRE Group, Inc. *	1,100	$149,006
Jones Lang LaSalle Inc. *	530	161,290
		310,296
Total Real Estate		6,409,534
TOTAL COMMON STOCK – (Identified cost $5,659,313)		6,409,534

	Principal	Value
SHORT-TERM INVESTMENTS – (1.22%)
Brean Capital LLC Joint Repurchase Agreement, 3.68%, 04/01/26 (a)	$11,000	$11,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 3.63%, 04/01/26 (b)	22,000	22,000
StoneX Financial Inc. Joint Repurchase Agreement, 3.68%, 04/01/26 (c)	46,000	46,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $79,000)		79,000
Total Investments – (99.99%) – (Identified cost $5,738,313)		6,488,534
Other Assets Less Liabilities – (0.01%)		799
Net Assets – (100.00%)		$6,489,333

*	Non-income producing security.
(a)	Dated 03/31/26, repurchase value of $11,001 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 2.50%-6.575%, 09/25/33-02/20/76, total fair value $11,220).
(b)	Dated 03/31/26, repurchase value of $22,002 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 6.50%, 02/01/54, total fair value $22,440).
(c)	Dated 03/31/26, repurchase value of $46,005 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 04/15/26-04/01/56, total fair value $46,920).
Please refer to “Notes to Schedule of Investments” on page 5 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS VARIABLE ACCOUNT FUND, INC.
Notes to Schedule of Investments
March 31, 2026 (Unaudited)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.
Notes to Schedule of Investments - (Continued)
March 31, 2026 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of March 31, 2026 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Equity Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$13,440,709	$–	$–
Consumer Discretionary	10,279,778	–	–
Consumer Staples	6,458,029	–	–
Energy	9,086,618	–	–
Financials	24,425,694	44,664,017	–
Health Care	15,747,053	–	–
Industrials	2,771,449	–	–
Information Technology	5,308,078	–	–
Materials	4,736,645	–	–
Real Estate	–	–	6,137,625
Total Level 1	92,254,053	44,664,017	6,137,625
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	1,943,931	1,360,117	–
Financials	6,438,691	9,564,927	–
Industrials	114,016	–	–
Information Technology	4,003,585	–	–
Real Estate	–	–	271,909
Short-Term Investments	2,123,000	752,000	79,000
Total Level 2	14,623,223	11,677,044	350,909
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$106,877,276	$56,341,061	$6,488,534

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Federal Income Taxes
At March 31, 2026, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Equity Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Cost	$61,569,860	$25,718,021	$5,860,683

Unrealized appreciation	47,815,351	31,573,103	1,456,581
Unrealized depreciation	(2,507,935)	(950,063)	(828,730)
Net unrealized appreciation	$45,307,416	$30,623,040	$627,851